Nov. 01, 2018
JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Equity Fund

(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2018
to the Summary Prospectuses and Prospectuses
dated November 1, 2018

Effective November 23, 2018, except as provided below, the Funds will no longer be subject to a limited offering, and all limited offering disclosure relating to the Funds will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES
FOR FUTURE REFERENCE